Legal Proceedings - Additional Information (Detail) £ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Feb. 28, 2018 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Feb. 12, 2016 GBP (£)
Disclosure of Legal Proceedings [line items]
Provisions for legal and other disputes			£ 186.0	£ 344.0
Acts of violence [member]
Disclosure of Legal Proceedings [line items]
Amount of compensation awarded to plaintiff | $		$ 3
UK Competition and Markets Authority [member]
Disclosure of Legal Proceedings [line items]
Fine paid by group					£ 37.6
Fine paid by other companies					£ 7.4
SEC/DOJ and SFO Anti-corruption enquiries [member]
Disclosure of Legal Proceedings [line items]
Civil Penalty | $	$ 20
Zofran [Member] | Commencement of major litigation [member] | United States [Member]
Disclosure of Legal Proceedings [line items]
Number of personal injury cases		420
Zofran [Member] | Commencement of major litigation [member] | Massachusetts United States [Member]
Disclosure of Legal Proceedings [line items]
Number of personal injury cases		406